Provisions (Details) - Schedule of provisions - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	£ 7,985	£ 3,363
Acquisition of a subsidiary	631	3,549
Recognized during the year	40,320	1,073
Utilized during the year	(6,437)
Reversed during the year	(1,406)
Liabilities held for sale	(5,033)
Disposal of subsidiaries	(770)
Ending balance	35,290	7,985
Current	26,538
Non-current	8,752
Dilapidation [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	7,985	3,363
Acquisition of a subsidiary		3,549
Recognized during the year	1,464	1,073
Utilized during the year	(697)
Reversed during the year
Liabilities held for sale
Disposal of subsidiaries
Ending balance	8,752	7,985
Current
Non-current	8,752
Restructuring [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance
Acquisition of a subsidiary
Recognized during the year	36,877
Utilized during the year	(5,740)
Reversed during the year	(1,406)
Liabilities held for sale	(5,033)
Disposal of subsidiaries
Ending balance	24,698
Current	24,698
Non-current
Other [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance
Acquisition of a subsidiary	631
Recognized during the year	1,979
Utilized during the year
Reversed during the year
Liabilities held for sale
Disposal of subsidiaries	(770)
Ending balance	1,840
Current	1,840
Non-current